PGIM S&P 500 Max Buffer ETF - September N-1A Cover	Dec. 01, 2025
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	PGIM ROCK ETF TRUST
Entity Central Index Key	0001992104
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 01, 2025
Prospectus Date	Dec. 16, 2024